SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

The management of the Company proposed to increase the authorized share capital of the Company from US$60,000 divided into 6,250,000 Ordinary Shares of par value US$0.0096 each, to US$9,600,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.0096 each. On September 12, 2023, the Board of Directors resolved that, provided that such increase of authorized share capital be approved by the Company’s shareholders, the increase of authorized share capital shall be scheduled to become effective on September 29, 2023, or such other date as any director or officer of the Company shall determine.